REGULATORY MATTERS - Actual capital amounts and ratios (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual	$ 109,011	$ 107,856
Total Capital to Risk-Weighted Assets, Actual	15.80%	16.90%
Tier I Capital, Actual	100,338	99,923
Tier I Capital to Risk-Weighted Assets, Actual	14.50%	15.70%
Tier I Capital, Actual	100,338	99,923
Tier I Capital to Average Assets, Actual	9.70%	10.10%
Total Capital, For Minimum Capital Adequacy Purposes	55,265	50,986
Total Capital to Risk-Weighted Assets, For Minimum Capital Adequacy Purposes	8.00%	8.00%
Tier I Capital, For Minimum Capital Adequacy Purposes	27,603	25,502
Tier I Capital to Risk-Weighted Assets, For Minimum Capital Adequacy Purposes	4.00%	4.00%
Tier I Capital, For Minimum Capital Adequacy Purposes	41,505	39,588
Tier I Capital to Average Assets, For Minimum Capital Adequacy Purposes	4.00%	4.00%
Total Capital, For Minimum Regulatory Compliance Purposes
Total Capital to Risk Weighted Assets, For Minimum Regulatory Compliance Purposes
Tier I Capital, For Minimum Regulatory Compliance Purposes
Tier I Capital to Risk-Weighted Assets, For Minimum Regulatory Compliance Purposes
Tier I Capital, For Minimum Regulatory Compliance Purposes
Tier I Capital to Average Assets, For Minimum Regulatory Compliance Purposes
First Farmers Merchant Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual	106,075	104,856
Total Capital to Risk-Weighted Assets, Actual	15.50%	16.50%
Tier I Capital, Actual	97,402	96,923
Tier I Capital to Risk-Weighted Assets, Actual	14.20%	15.30%
Tier I Capital, Actual	97,402	96,923
Tier I Capital to Average Assets, Actual	9.40%	9.80%
Total Capital, For Minimum Capital Adequacy Purposes	54,890	50,674
Total Capital to Risk-Weighted Assets, For Minimum Capital Adequacy Purposes	8.00%	8.00%
Tier I Capital, For Minimum Capital Adequacy Purposes	27,418	25,333
Tier I Capital to Risk-Weighted Assets, For Minimum Capital Adequacy Purposes	4.00%	4.00%
Tier I Capital, For Minimum Capital Adequacy Purposes	41,492	39,575
Tier I Capital to Average Assets, For Minimum Capital Adequacy Purposes	4.00%	4.00%
Total Capital, For Minimum Regulatory Compliance Purposes	68,613	63,343
Total Capital to Risk Weighted Assets, For Minimum Regulatory Compliance Purposes	10.00%	10.00%
Tier I Capital, For Minimum Regulatory Compliance Purposes	41,127	38,000
Tier I Capital to Risk-Weighted Assets, For Minimum Regulatory Compliance Purposes	6.00%	6.00%
Tier I Capital, For Minimum Regulatory Compliance Purposes	$ 51,865	$ 49,469
Tier I Capital to Average Assets, For Minimum Regulatory Compliance Purposes	5.00%	5.00%